FEDERATED SHORT-TERM MUNICIPAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                September 1, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  FEDERATED SHORT-TERM MUNICIPAL TRUST (the "Fund")
               Fund/Class Names
             1933 Act File No. 2-72277
             1940 Act File No. 811-3181

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated August 31, 2004, that would have been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 42 on August 30, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                          Very truly yours,



                                                          /s/ George F. Magera
                                                          George F. Magera
                                                          Assistant Secretary